Consolidated Statements of Cash Flows ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Cash flow from operating activities
Net loss	₨ (1,191,569)	$ (18,374)	₨ (1,654,840)	₨ (1,088,590)
Adjustments to reconcile net loss to net cash provided from/(used in) operating activities:
Deferred income taxes	383,250	5,910	299,078	61,179
Depreciation and amortization	1,046,565	16,138	687,781	322,430
Change in fair value of CCD's and Series E and G CCPS	164,200	2,532	671,826	286,300
Loss on disposal of property plant and equipment	4,340	67	6,183	5,416
Share based compensation	13,774	212	51,732	7,428
Amortization of debt financing costs	114,085	1,759	52,762	22,090
Realized gain on investments	(72,179)	(1,113)	(45,375)	(13,949)
Deferred rent	59,500	918	19,914	12,170
Allowance for doubtful accounts	0	0	34,478	947
Realized and unrealized foreign exchange (gain)/loss, net	(109,128)	(1,683)	343,137	299,628
Changes in operating assets and liabilities
Accounts receivable	(581,850)	(8,972)	(353,277)	(72,677)
Prepaid expenses and other current assets	(122,871)	(1,895)	(119,213)	(118,332)
Other assets	(344,562)	(5,313)	(325,400)	(241,077)
Accounts payable	18,902	291	126,754	(102,863)
Interest payable	63,187	974	70,243	23,407
Deferred revenue	193,285	2,980	952,641	85,299
Other liabilities	333,881	5,148	(84,556)	334,514
Net cash flows provided from/ (used) in operating activities	(27,190)	(421)	733,868	(176,680)
Cash flow used in investing activities
Purchase of property plant and equipment	(15,421,498)	(237,803)	(9,096,996)	(8,426,008)
Purchase of software	(11,151)	(172)	(7,020)	(14,408)
Purchase of available for sale securities	(12,937,425)	(199,498)	(5,025,639)	(913,991)
Purchase of held to maturity securities			(6,859)
Sale of available for sale securities	9,744,735	150,266	5,071,014	927,940
Investment in subsidiary			(20,148)
Proceeds from sale of non-controlling interest in subsidiary			316,929
Net increase in restricted cash	(3,318,923)	(51,178)	(390,327)	(624,527)
Net cash flows used in investing activities	(21,944,262)	(338,385)	(9,159,046)	(9,050,994)
Cash from financing activities
Proceeds from issuance of equity shares			248	68
Proceeds from issuance of equity shares in IPO	7,657,467	118,080
Repayments of term and other loan	(6,373,210)	(98,276)	(3,490,810)	(452,920)
Proceeds from term and other loan	20,993,944	323,730	8,727,875	8,398,976
IPO cost incurred	(942,824)	(14,539)	(9,007)	(3,045)
Proceeds from issuance of equity shares of subsidiary	1,337,964	20,632
Proceeds from issuance of CCPS	1,658,166	25,569
Proceeds from issuance of CCDS				180,000
Net cash flows from financing activities	24,331,507	375,196	9,465,659	9,672,089
Effect of exchange rate changes on cash and cash equivalents	10,229	160	5,615	788
Net increase in cash and cash equivalents	2,370,284	36,551	1,046,096	445,223
Cash and cash equivalents at the beginning of the year	3,090,386	47,654	2,044,290	1,599,067
Cash and cash equivalents at the end of the year	5,460,670	84,205	3,090,386	2,044,290
Supplemental disclosure of cash flow information
Cash paid during the year for interest	2,632,667	40,596	1,613,495	844,586
Cash paid during the year for income taxes	546,578	8,428	100,857	230,383
Non-cash conversion of CCPS and CCD's.	₨ 15,358,230	$ 236,827
Series H CCPS [Member]
Cash from financing activities
Proceeds from issuance of CCPS			3,695,407	₨ 1,549,010
Series G CCPS [Member]
Cash from financing activities
Proceeds from issuance of CCPS			₨ 541,946